Interest and Finance (Costs) Income, Net (Tables)	12 Months Ended
Dec. 31, 2019
Interest and Finance (Costs) Income, Net [Abstract]
Schedule of interest and finance (costs) income, net

	Years ended December 31,
	2019	2018
Interest income	$1,838	$3,429
Interest expense	(857)	(1,092)
Bank stand-by and commitment fees	(415)	(470)
Accretion expense	(590)	(830)
Loss on debt restructuring	-	(653)
	$(24)	$384